Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of assets that are measured at fair value on a recurring basis [Abstract]
Amortized Cost	$ 350,279,327	$ 350,218,694
Gross Holding Gain (Loss)	673	(4,298)
Fair Value	$ 350,680,000	$ 350,214,396